Inventories - Breakdown of Inventories (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Summary of inventories [line items]
Inventories		R$ 4,291,431	R$ 4,906,083
Fuels, lubricants, and greases [member]
Summary of inventories [line items]
Inventories		3,367,094	3,782,522
Raw materials [member]
Summary of inventories [line items]
Inventories		282,197	380,993
Liquified petroleum gas [member]
Summary of inventories [line items]
Inventories		112,100	143,516
Consumable materials and other items for resale [member]
Summary of inventories [line items]
Inventories		121,537	125,239
Purchase for future delivery [member]
Summary of inventories [line items]
Inventories	[1]	386,281	453,817
Properties for resale [member]
Summary of inventories [line items]
Inventories		R$ 22,222	R$ 19,996

[1]	Refers substantially to ethanol, biodiesel, and advances for fuel acquisition.